Amounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amounts receivable
Trade receivables	$ 322	$ 2,708
Exploration tax credits	629	17
Sales taxes	932	834
Interest income receivable	443	148
Other	243	245
Total trade and other current receivables	$ 2,569	$ 3,952